Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current assets
Cash and cash equivalents	$ 263,274,014	$ 173,023,447
Restricted cash		8,425
Accounts receivable, net	19,799	7,980
Advance to suppliers, net	514,029
Loan receivables
Prepayments, deposits and other current assets, net	61,471,203	3,647,957
Current assets of discontinued operations
Total current assets	329,747,926
Non-current assets
Property and equipment, net	3,862,834	4,221,734
Operating lease – right-of-use assets, net	4,197,323	4,383,029
Long-term prepayments, deposits and other non-current assets	5,505,880	60,349,230
Non-current assets of discontinued operations
Total non-current assets	13,566,037
TOTAL ASSETS	343,313,963
Current liabilities
Accounts payable and accrued expenses	5,382,444
Contract liabilities	314,885	211,095
Taxes payable	403,817	5,625
Current maturities of operating lease liabilities	86,170	78,976
Current liabilities of discontinued operations
Total current liabilities	8,671,648
Long-term portion of operating lease liabilities	1,426,864	1,331,873
Deferred tax liabilities
Total non-current liabilities	1,426,864
TOTAL LIABILITIES	10,098,512
Commitments and contingencies (Note 18)
SHAREHOLDERS’ EQUITY
Ordinary shares, $1.25 par value, 800,000,000 shares authorized; 3,200,210 shares and 160,154* issued and outstanding as of June 30, 2026 and 2025)	4,000,263
Additional paid-in capital	343,821,568
Statutory reserve	664,100	664,100
Accumulated deficits	(22,624,120)
Accumulated other comprehensive income (loss)	5,180,953
Total equity attributable to E-Home shareholders	331,042,764
Non-controlling interests	2,172,687
TOTAL SHAREHOLDERS’ EQUITY	333,215,451	267,828,261
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	343,313,963
Related Party
Current assets
Due from related parties	4,468,881
Current liabilities
Due to related parties	$ 2,484,332
Reclassified
Current assets
Cash and cash equivalents		172,773,409
Restricted cash		8,425
Accounts receivable, net		7,980
Advance to suppliers, net		6,984
Loan receivables		31,930,000
Prepayments, deposits and other current assets, net		3,647,957
Current assets of discontinued operations		581,511
Total current assets		209,107,142
Non-current assets
Property and equipment, net		4,221,734
Operating lease – right-of-use assets, net		4,383,029
Long-term prepayments, deposits and other non-current assets		60,349,230
Non-current assets of discontinued operations		2,239
Total non-current assets		68,956,232
TOTAL ASSETS		278,063,374
Current liabilities
Accounts payable and accrued expenses		5,307,619
Contract liabilities		211,095
Taxes payable		5,625
Current maturities of operating lease liabilities		78,976
Current liabilities of discontinued operations		402,551
Total current liabilities		8,505,817
Long-term portion of operating lease liabilities		1,331,873
Deferred tax liabilities		397,423
Total non-current liabilities		1,729,296
TOTAL LIABILITIES		10,235,113
Commitments and contingencies (Note 18)
SHAREHOLDERS’ EQUITY
Ordinary shares, $1.25 par value, 800,000,000 shares authorized; 3,200,210 shares and 160,154* issued and outstanding as of June 30, 2026 and 2025)		200,190
Additional paid-in capital		297,026,948
Statutory reserve		664,100
Accumulated deficits		(23,999,135)
Accumulated other comprehensive income (loss)		(7,997,390)
Total equity attributable to E-Home shareholders		265,894,713
Non-controlling interests		1,933,548
TOTAL SHAREHOLDERS’ EQUITY		267,828,261
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		278,063,374
Reclassified | Related Party
Current assets
Due from related parties		150,876
Current liabilities
Due to related parties		$ 2,499,951